Consolidated Statements of Change in Shareholders’ Equity		Ordinary Shares HKD ($) shares	Ordinary Shares USD ($) shares	Additional Paid-in capital HKD ($)	Additional Paid-in capital USD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	Parent [Member] HKD ($)	HKD ($)	USD ($)
BALANCE at Nov. 30, 2020		$ 874		$ 2,010,103		$ 10,905,267		$ 12,916,244
BALANCE (in Shares) at Nov. 30, 2020 | shares	[1]	11,250,000	11,250,000
Net income						11,679,107		11,679,107	$ 11,679,107
BALANCE at Nov. 30, 2021		$ 874		2,010,103		22,584,374		24,595,351
BALANCE (in Shares) at Nov. 30, 2021 | shares	[1]	11,250,000	11,250,000
Net income						3,479,011		3,479,011	3,479,011
Dividend distribution						(15,000,000)		(15,000,000)
BALANCE at Nov. 30, 2022		$ 874		2,010,103		11,063,385		13,074,362	13,074,362
BALANCE (in Shares) at Nov. 30, 2022 | shares	[1]	11,250,000	11,250,000
Net income						4,068,979		4,068,979	4,068,979	$ 521,029
BALANCE at Nov. 30, 2023		$ 874	$ 112	$ 2,010,103	$ 257,392	$ 15,132,364	$ 1,937,687	$ 17,143,341	$ 17,143,341	$ 2,195,191
BALANCE (in Shares) at Nov. 30, 2023 | shares	[1]	11,250,000	11,250,000

[1]	Giving retroactive effect to the 10,000-for-1 share split effected on November 7, 2021.